Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Supplementary Information to Consolidated Statements of Cash Flows

($ millions)	2022	2021
Cash paid (received) for
Interest	1,057	986
Income taxes	79	(13)

Change in working capital
Accounts receivable and other current assets	(479)	(88)
Prepaid expenses	(22)	(15)
Inventories	(153)	(56)
Regulatory assets - current portion	(307)	(99)
Accounts payable and other current liabilities	449	164
Regulatory liabilities - current portion	33	(50)
	(479)	(144)

Non-cash investing and financing activities
Accrued capital expenditures	411	432
Common share dividends reinvested	364	356
Contributions in aid of construction	13	13